PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Property, plant and equipment, gross	$ 1,716	$ 1,720
Less: Accumulated depreciation	(1,261)	(1,118)
Property, plant and equipment, net	455	602
Depreciation	145	198
Plant and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	1,584	1,478
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, gross	108	218
Computer hardware and software
Property, Plant and Equipment
Property, plant and equipment, gross	24	24
Research and development
Property, Plant and Equipment
Depreciation	$ 145	$ 198